EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018
Postemployment Benefits [Abstract]
Reduction of plan liability		$ 527
Amortization period of retirement benefits payable		4 years 6 months
Benefits modification amortization	$ 30	$ 50